Other Expense - Other Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Legal, consulting & other professional services	$ 25,604	$ 24,403	$ 17,616
Franchise & other taxes not on income	16,202	13,537	12,412
Expense for reserve on lending-related commitments	1,483	14,747	12,034
Automated Teller Machine ("ATM") expenses	$ 10,914	$ 10,250	$ 10,519